SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

                                                                                                                                                                   File No. 333-146827
                                                                                                                                                                File No. 811-22135

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.   ____

Post-Effective Amendment No. 1

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 2

/X/ / / /X/ /X/

ACADEMY FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
123 South Broad Street Suite 1630 Philadelphia, PA (Address of Principal Executive Offices) Registrant’s Telephone Number, including Area Code:	19109 (Zip Code) (215) 979-3750

SR Services, LLC, 300 Delaware Avenue, Suite 800
Wilmington, New Castle County, Delaware 19801
       (Name and Address of Agent for Service)

                      With Copies to:
            Jonathan M. Kopcsik, Esq.
   Stradley Ronon Stevens & Young, LLP
             2600 One Commerce Square
               Philadelphia, PA 19103

Approximate Date of Public Offering: April 30, 2009

It is proposed that this filing will become effective:

/ / / X / / /	immediately upon filing pursuant to paragraph (b) on April 30, 2009 pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (1)

/ / / / / /	on (date) pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a) (2) on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate: / /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

C O N T E N T S

This Post-Effective Amendment No. 1 to Registration File No. 333-146827 includes the following:

1.	Facing Page
2.	Contents Page
3.	Part A - Prospectus
4.	Part B - Statement of Additional Information
5.	Part C - Other Information
6.	Signatures
7.	Exhibits

PROSPECTUS

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ACADEMY CORE EQUITY FUND
(ACORX)

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ACADEMY SELECT OPPORTUNITIES FUND
(ASELX)

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April 30, 2009

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Academy Funds Trust

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

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Introduction	1
Academy Core Equity Fund	1
What is the Fund’s Investment Objective?	1
What are the Fund’s Principal Investment Strategies?	1
What are the Principal Risks of Investing in the Fund?	2
Performance Information	2
Fees and Expenses	3
Academy Select Opportunities Fund	4
What is the Fund’s Investment Objective?	4
What are the Fund’s Principal Investment Strategies?	4
What are the Principal Risks of Investing in the Fund?	4
Performance Information	6
Fees and Expenses	6
More Information About the Funds’ Strategies
and Investments	8
Management of the Funds	8
Portfolio Manager	8
Shareholder Information	8
Pricing of Fund Shares	8
How to Buy Fund Shares	8
How to Sell Fund Shares	11
How to Exchange Fund Shares	13
Valuation of Portfolio Securities and Use of
Fair Value Pricing	13
Other Policies	13
Distributions and Taxes	15
Financial Highlights	16
Privacy Notice	PN-1
Additional Information	Back Cover
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INTRODUCTION

Academy Funds Trust (the “Trust”) is an investment company made up of separate mutual funds. This Prospectus applies to the Academy Core Equity Fund and the Academy Select Opportunities Fund (each a “Fund,” and collectively, the “Funds”). The Funds are managed by Academy Asset Management LLC (the “Adviser”). The Funds have individual investment objectives and strategies. This Prospectus provides important information about the Funds that you should know before investing. Please read this Prospectus carefully and keep it for future reference.

ACADEMY CORE EQUITY FUND

What is the Fund’s Investment Objective? The Fund seeks long-term capital appreciation. What are the Fund’s Principal Investment Strategies?

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The Fund seeks to achieve its objective by investing in a concentrated portfolio of equity securities (primarily common stocks) that the Adviser believes are undervalued by the market. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund invests primarily in larger companies, those with a market capitalization (share price multiplied by the number of outstanding shares) above $3 billion at time of purchase, and will generally hold between 30 and 50 stock positions in the portfolio. The Fund invests primarily in U.S. common stocks but may, to a lesser extent, invest in foreign stocks in developed countries.

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The Adviser’s investment decisions for the Fund are predicated on the Adviser’s long-term outlook for particular companies. The Adviser evaluates each company’s business model (considering both current and potential prospects), the uniqueness of its assets, its position in the marketplace, and its management’s vision for the future of the company. The Adviser uses fundamental analysis to assess the quality, growth potential, financial strength and overall value of a company. Traditional metrics (such as Return on Equity, Price to Earnings, and Price to Cash Flow multiples) are critically applied to determine whether, in the Adviser’s judgment, the company’s stock price reflects a discount to the company’s intrinsic economic value, as well as whether the investment has favorable risk-return characteristics. The Adviser focuses on strategic, concentrated positioning of the Fund’s investments, while generally seeking to maintain sector-neutral weightings compared to the S&P 500® Index.

Although market conditions and other factors may cause deviations, the Adviser typically aims to maintain a portfolio with the following attributes:

• Long positions only, holding investments in 30-50 larger companies

• Fully invested, except as necessary to manage day-to-day Fund share purchase/redemption activity

• Primarily comprised of stocks that the Adviser considers its “Best in Sector” selections from the constituents of the S&P 500® Index

• Targeted sector-neutrality with the S&P 500® Index

• Low turnover

The investments and strategies described in this Prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund’s objective. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for capital gains.

The Fund’s investment objective is non-fundamental, which means that it may be changed by the Board of Trustees without shareholder approval. However, Fund shareholders would be provided with advance notice of such change.

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What are the Principal Risks of Investing in the Fund?

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its investment objective. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

Stock Market Risk: Common stock represents an equity or ownership interest in a company. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers or the market as a whole. Historically, the equity markets have moved in cycles so that the value of a Fund’s equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments and the prices of their securities may suffer a decline in response. These factors contribute to price volatility which is the principal risk of investing in the Fund. An investment in the Fund is more suitable for long-term investors who can bear the risk of these share price fluctuations.

Value Investing Risk: The Fund uses a value-oriented investment approach. However, a particular stock may not increase in price as anticipated by the Adviser (and may actually decline in price) if other investors fail to recognize the stock’s value or if a catalyst that the Adviser believes will increase the price of the stock does not occur or does not affect the price of the stock in the manner or to the degree anticipated. Also, the Adviser’s calculation of a company’s intrinsic value involves, in part, estimates of future cash flow which may prove to be incorrect and, therefore, result in sales of the stock at prices lower than the Fund’s original purchase price.

Non-Diversification Risk: The Fund is classified as non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Foreign Securities Risk: Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.

Performance Information

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The bar chart and table give an indication of the Fund’s risks and performance. The bar chart shows you the Fund’s performance for the calendar year ended December 31, 2008.  The Fund commenced operations on December 31, 2007.The table illustrates how the performance of the Fund, before and after taxes, and for specified time periods, compares to that of a broad measure of market performance. When you consider this information, please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Annual Total Return as of December 31 of Each Year

[INSERT BAR CHART]

Calendar Year	Total Return
2008	(41.14)%

During the period shown in the chart above, the Fund’s highest quarterly return was (5.36)% (quarter ended June 30, 2008) and the Fund’s lowest quarterly return was (23.50)% (quarter ended December 31, 2008).

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Average Annual Total Returns as of December 31, 2008

1 Year
Return Before Taxes	(41.14)%
Return After Taxes on Distributions	(41.18)%
Return After Taxes on Distributions
and Sale of Fund Shares	(26.70)%
S&P 500® Total Return Index (reflects
no deduction for fees, expenses or taxes)(1)	(37.00)%
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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. During periods of Fund losses, the return after taxes on distributions and sale of Fund shares may exceed the Fund’s other returns because the loss will generate a tax benefit that is factored into the results.

(1)	The S&P 500® Total Return Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. It is not possible to invest directly in an index.
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Fees and Expenses

Shareholder Fees (paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fees[1]	1.00%
Exchange fees	None
Annual Fund Operating Expenses (deducted from the Fund’s assets)
Management fees	0.85%
Distribution and shareholder servicing (12b-1) fees	0.25%
Other expenses 8.00%
Total annual fund operating expenses	9.10%
Fees waived/expenses paid by Adviser[2] (7.10)%
Net annual fund operating expenses	2.00%
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[1]	The 1.0% redemption fee applies to shares sold or exchanged within 60 days of purchase.
[2]	The Adviser has contractually agreed, through April 30, 2010, to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses do not exceed 2.00% of average daily net assets. Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid.
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Expense Example

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The expense example below is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. The example assumes that you invest $10,000 with an annual 5% return over the time shown and that all dividends and capital gain distributions are reinvested. The example reflects the net operating expenses with the effect of the expense limitation agreement for the first year only. Although your actual expenses may be higher or lower, based on these assumptions your cumulative estimated expenses would be:

1 year	$203
3 years	$2,002
5 years	$3,656
10 years	$7,233
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ACADEMY SELECT OPPORTUNITIES FUND

What is the Fund’s Investment Objective? The Fund seeks long-term capital appreciation. What are the Fund’s Principal Investment Strategies?

The Fund seeks to achieve its objective by investing in a concentrated portfolio of equity securities that the Adviser believes offer high absolute-return potential. Absolute-return potential refers to the ability of an investment to produce positive returns regardless of the performance of its asset class. The Fund’s investment strategy should be considered aggressive in that the Adviser expects to purchase securities that have the potential for gains over the long term, but may be volatile and may decline in price over shorter periods. The Fund invests primarily in U.S. equity securities but may, to a lesser extent, invests in equity securities of foreign companies. The Fund may invest in companies of any size.

The Fund is designed to permit the Adviser to have considerable latitude in positioning the Fund’s portfolio in the traditional securities market as well as the derivatives market (e.g., options trading strategies). The Adviser seeks to identify investment opportunities on a company-by-company basis, focusing on each investment opportunity individually, as opposed to focusing primarily on macro-economic or market trends. The Adviser applies fundamental analytical techniques to identify what it considers market mis-evaluations of companies and/or securities that present investment opportunities. The Adviser believes that the intrinsic, absolute-return potential of these investments is greater than any possible adverse macro-economic sentiment. The Adviser also believes that each investment opportunity must offer a compelling rationale and favorable risk/reward trade-offs to warrant consideration. In the absence of such opportunities, the Fund will hold cash or its equivalent. Consequently, the number and level of investments may vary significantly. The Fund will generally hold between 20 and 30 positions in the portfolio.

Although market conditions and other factors may cause deviations, the Adviser typically aims to maintain a portfolio with the following attributes:

  Non-diversified portfolio driven by individual security/trade analysis
  Primarily long positions, but may sell securities short or purchase/sell options
  Highly variable regarding number and level of investments
  Potential investments could include, but should not be considered limited to, the following: domestic and foreign equity and fixed income securities, exchange traded funds, mutual funds, and derivatives (based on underlying securities, commodities, funds and indices)
  Potential for higher portfolio turnover rate

The Fund may invest in fixed-income securities if the Adviser feels that such securities offer an advantageous way to invest in a company, as either a direct investment or as a hedge to a direct investment. Fixed-income securities will generally be used to seek capital appreciation rather than to solely gain exposure to macro interest rates or credit spreads. To the extent that the Fund invests in fixed-income securities, it may invest in fixed-income securities of any maturity or credit quality.

What are the Principal Risks of Investing in the Fund?

The Fund is aggressively managed and investing in the Fund involves risk. There is no guarantee that the Fund will achieve its investment objective. The Adviser’s judgments about the companies or investment opportunities may not anticipate actual stock price movements or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

Stock Market Risk: Common stock represents an equity or ownership interest in a company. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers or the market as a whole. Historically, the equity markets have moved in cycles so that the value of a Fund’s equity securities may fluctuate from day-to-day. Individual companies may report poor results or

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be negatively affected by industry and/or economic trends and developments and the prices of their securities may suffer a decline in response. These factors contribute to price volatility which is the principal risk of investing in the Fund. An investment in the Fund is more suitable for long-term investors who can bear the risk of these share price fluctuations.

Value Investing Risk: The Fund uses a value-oriented investment approach. However, a particular stock may not increase in price as anticipated by the Adviser (and may actually decline in price) if other investors fail to recognize the stock’s value or if a catalyst that the Adviser believes will increase the price of the stock does not occur or does not affect the price of the stock in the manner or to the degree anticipated. Also, the Adviser’s calculation of a company’s intrinsic value involves, in part, estimates of future cash flow which may prove to be incorrect and, therefore, result in sales of the stock at prices lower than the Fund’s original purchase price.

Non-Diversification Risk: The Fund is classified as non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

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Smaller Company Risk: The Fund may invest in micro, small or mid cap companies. Generally, micro,small and mid cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of micro cap, small cap and mid cap companies are generally more volatile than the securities of larger, more established companies. Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

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Foreign Securities Risk: Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.

Short Sale Risk: Short-selling is a technique that may be considered speculative. Unlike long positions which have a finite amount of money at risk, unhedged short positions represent theoretically unlimited exposure to the Fund because the price of the stock could increase without limit, making it more expensive for the Fund to close the short position by purchasing replacement stock. Whenever the Fund sells a stock short, it is required to deposit collateral in segregated accounts to cover its obligation, and to maintain the collateral in an amount at least equal to the market value of the short position. As a hedging technique, the Fund may purchase call options to buy securities sold short by the Fund. Such options would lock in a future purchase price and protect the Fund in case of an unanticipated increase in the price of a security sold short by the Fund.

Derivatives Risk: The Fund may use derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the performance of the Fund. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the underlying instruments or the Fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.

Portfolio Turnover Risk: The Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs, on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

Fixed Income Risk: Yields and principal values of debt securities (bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, to the

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extent the Fund holds fixed income investments, the value of the Fund may go down. Furthermore, these fluctuations tend to increase as a bond’s time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond. An issuer of fixed-income securities may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value and, thus, impact Fund performance. It is possible that an issuer of a debt security owned by the Fund could default on interest and/or principal payments that are payable to the Fund. Debt obligations rated below investment grade (commonly known as “high yield” or “junk bonds”) by a nationally recognized statistical ratings organization, such as Standard & Poor’s or Moody’s Investor Services, may have more difficulty repaying principal and interest.

Performance Information

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The bar chart and table give an indication of the Fund’s risks and performance. The bar chart shows you the Fund’s performance for the calendar year ended December 31, 2008.  The Fund commenced operations on December 31, 2007. The table illustrates how the performance of the Fund, before and after taxes, and for specified time periods, compares to that of a broad measure of market performance. When you consider this information, please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Annual Total Return as of December 31 of Each Year

[INSERT BAR CHART]

Calendar Year	Total Return
2008	(38.24)%

During the period shown in the chart above, the Fund’s highest quarterly return was 1.93% (quarter ended June 30, 2008) and the Fund’s lowest quarterly return was (27.85)% (quarter ended December 31, 2008).

Average Annual Total Returns as of December 31, 2008

1 Year
Return Before Taxes	(38.24)%
Return After Taxes on Distributions	(39.17)%
Return After Taxes on Distributions
and Sale of Fund Shares	(24.73)%
S&P 500® Total Return Index (reflects
no deduction for fees, expenses or taxes)(1)	(37.00)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. During periods of Fund losses, the return after taxes on distributions and sale of Fund shares may exceed the Fund’s other returns because the loss will generate a tax benefit that is factored into the results.

(1) The S&P 500® Total Return Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. It is not possible to invest directly in an index.
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Fees and Expenses
Shareholder Fees (paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum contingent deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None

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Redemption fees[1]	2.00%
Exchange fees	None
Annual Fund Operating Expenses (deducted from the Fund’s assets)
Management fees	1.00%
Distribution and shareholder servicing (12b-1) fees	0.25%
Other expenses	9.66%
Acquired Fund Fees and Expenses 0.07%
Total annual fund operating expenses	10.98%
Fees waived/expenses paid by Adviser[2] (8.98)%
Net annual fund operating expenses	2.00%
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[1]	The 2.0% redemption fee applies to shares sold or exchanged within 90 days of purchase.
[2]	The Adviser has contractually agreed, through April 30, 2010, to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses do not exceed 2.00% of average daily net assets. Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid.
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Expense Example

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The expense example below is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. The example assumes that you invest $10,000 with an annual 5% return over the time shown and that all dividends and capital gain distributions are reinvested. The example reflects the net operating expenses with the effect of the expense limitation agreement for the first year only. Although your actual expenses may be higher or lower, based on these assumptions your cumulative estimated expenses would be:

1 year	$203
3 years	$2,332
5 years	$4,213
10 years	$8,017
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MORE INFORMATION ABOUT THE FUNDS’ STRATEGIES AND INVESTMENTS

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This Prospectus describes the Funds’ principal investments and strategies, and the Funds will normally invest in the types of securities described in this Prospectus. However, in addition to the investments and strategies described in this Prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These non-principal investments and strategies, as well as those described in this Prospectus, are described in detail in the Funds’ Statement of Additional Information (for information on how to obtain the Funds’ Statement of Additional Information, see the back cover of this Prospectus).

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Portfolio Turnover. The Core Equity Fund is generally expected to have a portfolio turnover below 100%. The Select Opportunities Fund is expected to have a portfolio turnover rate in excess of 100%. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Disclosure of Portfolio Holdings Information. A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUNDS

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Under the supervision of the Trust’s Board of Trustees, Academy Asset Management LLC, 123 South Broad Street, Suite 1630, Philadelphia, PA 19109, makes investment decisions for the Funds. After waivers, the Adviser did not receive an advisory fee for its services to the Funds during the fiscal year ended December 31, 2008.

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A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Funds’ semi-annual report to shareholders for the period ended June 30, 2008.

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Portfolio Manager

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David Jacovini is the portfolio manager for the Funds. Mr. Jacovini is the Chief Executive Officer of Academy Asset Management LLC and has been with the company since its formation in 2007. From 2006 to 2007, Mr. Jacovini was President of VLI Capital Management LLC (“VLI”) where he managed portfolios for individual, high net-worth, and institutional investors. Before founding VLI, Mr. Jacovini worked as a derivatives marketer at Deutsche Bank AG in New York following his 2002 graduation from the MIT Sloan School of Management where he earned an MBA with a concentration in Financial Engineering. Prior to earning his MBA, Mr. Jacovini was employed in the Municipal Strategy Group at Prudential Securities Incorporated in New York.

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The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of Fund shares.

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SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price of each Fund’s shares is based on its net asset value (“NAV”). The Fund’s NAV per share equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are priced as of the close of regular trading on the New York Stock Exchange (the “NYSE”), which is usually 4:00 p.m., Eastern Time, on each day that the NYSE is open (a “Business Day”). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and on Good Friday.

How to Buy Shares

Account Minimums. The minimum initial investment for each Fund is $2,000. The minimum for subsequent investments in a Fund is $1,000 (except there is no minimum for retirement accounts). For purposes of satisfying the investment minimum, a Fund will aggregate all of the Fund accounts held by a shareholder or household. The Trust’s officers may, in their discretion, also waive or lower the account minimums: (i) for customers of a financial intermediary or investment adviser if the aggregate investments of the investment adviser or financial intermediary meet the account minimum or are believed likely to meet the

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account minimum in the future, or (ii) in such other circumstances that are consistent with the best interests of existing shareholders.

Each Fund may, in its discretion, redeem your Fund shares if, in the aggregate, the value of your Fund accounts falls below $500. The Funds will not redeem your shares on this basis if the value of your account falls below the minimum account balance solely as a result of market conditions. Each Fund will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption.

Methods of Buying Shares. You may purchase shares directly from the Funds by following one of the steps below:

By Mail • Complete and sign the account application or an IRA application. If you do not complete the application properly, your purchase may be delayed or rejected.

                    • Make your check payable to the “Academy Funds Trust.” All checks must be in U.S. Dollars drawn on a domestic bank. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000, nor will the Funds accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

     The Transfer Agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned. It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Funds reserves the right to reject any application.

For IRA accounts, please specify the year for which the contribution is made.
Mail your application and check to:
Academy Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, WI 53201-0701
By overnight courier, send to:
Academy Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

     The Trust does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the transfer agent of the Funds.

By Telephone     You may not make your initial purchase by telephone.

By Wire                To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed application, an account will be established for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

Wire to:	U.S. Bank, N.A
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Academy Funds Trust
(Shareholder Name/Account Registration)
(Shareholder Account Number)

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Wired funds must be received prior to 4:00pm Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

To Add to an Account: To add to an account, you may follow any one of the following steps:

By Mail	•	Complete the investment slip that is included in your account statement and write your account number on your check.
	•	If you no longer have your investment slip, please reference your name, account number and address on your check, and the Fund’s name.

•	Make your check payable to the “Academy Funds Trust.”
•	Mail your application and check to:
Academy Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
•	By overnight courier, send to:
Academy Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone	•	If you submitted a voided check with your account application, you will automatically have the privilege to purchase additional shares by telephone unless you have declined this service on your account application. You may call 1-877-FUND890 (877-386-3890) to purchase shares in an existing account.

•	Investments made by electronic funds transfer must be in amounts of at least $1,000.
By Wire	Wire to:	U.S. Bank, N.A
	ABA Number:	075000022
	Credit:	U.S. Bancorp Fund Services, LLC
	Account:	112-952-137
	Further Credit:	Academy Funds Trust
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Timing of Request to Buy Shares. You may purchase each Fund’s shares at their offering price, which is the NAV next determined after your purchase request is received in good order. All requests received in good order before 4:00 p.m., Eastern Time, on a Business Day will be executed on that same day. Requests received after 4:00 p.m., Eastern Time, on a Business Day will be processed the next Business Day at the next Business Day’s NAV. A purchase request is in “good order” if it includes a completed account application and the dollar amount of shares to be purchased. If you are paying with federal funds (wire), your order will be considered received when the Fund or its agent receives the federal funds.

Each Fund, its Adviser and its Distributor reserves the right to reject any purchase request for any reason. Each Fund may accept orders to purchase Fund shares in-kind with securities, rather than with cash, when the offered securities are consistent with the Fund’s investment objectives and policies. Acceptance of such purchases will be at the Adviser’s discretion, and will be valued in the same manner that each Fund uses to calculate its NAV.

Payments to Financial Advisers and Their Firms. As permitted, the Adviser, the Fund, or any of their agents may enter into arrangements with financial intermediaries that market and sell shares of the Fund, through which arrangements investors may purchase or redeem Fund shares. These financial intermediaries receive compensation for selling shares of the Fund and for providing shareholder record keeping, communication and/or other shareholder services. This compensation is paid from various sources, including any 12b-1 fees that the Fund may pay. In addition, the Adviser or other Fund agent, as applicable, may, at its own expense, compensate financial intermediaries in connection with the sale or expected sale of Fund shares. In

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the case of payments received by financial intermediaries that employ a financial advisor, the individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her. Payments to financial intermediaries may create an incentive for the financial institution to recommend that you purchase Fund shares.

What is a Financial Intermediary? A financial intermediary is a firm that receives compensation for selling shares of the Fund offered in this prospectus and/or provides services to the Fund’s shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks, pension plan consultants and insurance companies. Financial intermediaries employ financial advisors who deal with you and other investors on an individual basis. In addition to financial intermediaries that market and sell Fund shares, certain brokerage firms and other companies that provide services of the type described above may receive fees from the Fund, the Adviser or the Distributor in respect of such services. These companies also may be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund. Although the Fund may use brokers and dealers who sell shares of the Fund to effect portfolio transactions, the Fund does not consider the sale of Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

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Automatic Investment Plan (AIP). To make regular investing more convenient, you can open an AIP with an initial investment of $2,000 and a minimum of $100 per transaction after you start your plan. You tell us how much to invest for you every month. On the day you select, the amount is automatically transferred from your bank account. There is no fee for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $25 and you will be responsible for any resulting losses to the Fund. Your AIP will be terminated if two successive transactions are rejected. If this occurs, you must call or write to reinstate your AIP. You can terminate your AIP at any time by calling the Funds at least five business days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-877-FUND890 (877-386-3890) for assistance.

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How to Sell Shares

When you purchase shares directly from the Funds, you may sell the shares by any one of the methods described below. You may elect to have redemption proceeds sent to you by check (via regular mail or overnight courier), wire or electronic funds transfer. If you elect to have your redemption check sent by overnight courier to the address of record for your account, a $15 fee will be deducted from your redemption proceeds. If you elect to have your redemption proceeds sent by wire to a previously designated bank account, a $15 fee will be deducted from your redemption proceeds. There is no charge to have proceeds sent directly to your bank account via electronic funds transfers. Credit is usually available within 2-3 days.

Each Fund normally pays redemption proceeds within two Business Days, but will be paid no more than seven days after a redemption request is received. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days. Although each Fund may delay payment on your redeemed shares under such circumstances, they will be redeemed at the NAV next determined after your redemption request is received. If the Federal Reserve Bank is closed on a day that redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional Business Day.

By Mail           • Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to redeem, and how and where to send the proceeds.

Sign the request exactly as the shares are registered. All account owners must sign.
Include a signature guarantee, if necessary (see below).
Send your request to:
Regular Mail
Academy Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, WI 53201-0701
Overnight	Courier
Academy Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor

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       Milwaukee, WI 53202

By Telephone   • You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application. See “Telephone Transactions” below for information about possible limitations on telephone redemptions.

                            • Call 1-877-FUND890 (877-386-3890), between 8:00 a.m. and 7:00 p.m. (Central Time).

Timing of Request to Sell Shares. Redemption requests received in “good order” before the close of the NYSE (usually 4:00 p.m. Eastern Time) on any Business Day will be processed at that day’s NAV. “Good order” means that all shares are paid for, and that you have included all required documentation along with any required signature guarantees.

Please note that each Fund may require additional documents for redemptions by corporations, executors, administrators, trustees, guardians or other fiduciaries. If you have any questions about how to redeem shares, or to determine if a signature guarantee or other documentation is required, please call 1-877-FUND890 (877-386-3890).

Redemptions in Kind. The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds’ remaining shareholders, the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). It is unlikely that your shares would ever be redeemed in-kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until you sell them.

Redemption Fee. Shares of the Core Equity Fund sold or exchanged within 60 days of purchase will be assessed a redemption fee of 1.0%. Shares of the Select Opportunities Fund sold or exchanged within 90 days of purchase will be assessed a redemption fee of 2.0%. These redemption fees are imposed to discourage short-term trading and are paid to each Fund to help offset any costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions. The redemption fee will also not apply to employer-sponsored retirement plans such as 401(k) plans, or to other accounts to which the application of the redemption fee is not technologically feasible, such as certain omnibus accounts maintained by a financial intermediary; it will, however, apply to custody, trust or other fiduciary accounts held directly by the Funds through their Transfer Agent. The redemption fee is deducted from the proceeds of the redemption and is paid directly to the applicable Fund. If you bought shares in the Funds on different days, the shares held the longest will be redeemed first for purposes of determining whether the redemption fee applies (i.e., “first-in, first-out”).

The Trust reserves the right to modify or eliminate the redemption fee at any time and will give prior written notice of any material changes to such policy, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the U.S. Securities and Exchange Commission.

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Systematic Withdrawal Plan (SWP). You can have shares automatically redeemed from your account on a regular basis by using our SWP. You may take systematic withdrawals on a monthly, quarterly or annual basis, subject to a minimum transaction amount of $100. The proceeds of a withdrawal can be sent by check to your address of record, or sent by electronic transfer to your bank. If you want to implement this plan, please fill out the appropriate area of your application or call 1-877-FUND890 (877-386-3890) for assistance.

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Telephone Transactions. In times of drastic economic or market conditions, you may have difficulty redeeming shares by telephone. Each Fund reserves the right to temporarily discontinue or limit the telephone purchase or redemption privileges at any time during such periods. Each Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. Each Fund uses procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Funds may implement other procedures from time to time. If these procedures are followed, the Funds and their service providers will not be liable for any losses due to unauthorized or fraudulent instructions. Once a telephone transaction has been placed, it cannot be canceled or modified.

Signature Guarantees. Each Fund will require the signature guarantee of each account owner in the situations below. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities

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exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

A signature guarantee is required:

  If ownership is changed on your account;
  When redemption proceeds are sent to any person, address or bank account not on record;
  Written requests to wire redemption proceeds (if not previously authorized on the account);
  When establishing or modifying certain services on an account;
  If a change of address was received by the Transfer Agent within the last 15 days;
  For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Funds and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

How to Exchange Shares

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You can always sell shares of one Fund and use the proceeds to purchase shares of another Academy Fund. Because an exchange involves the sale of Fund shares, an exchange is subject to a redemption fee if shares are sold in an exchange within the period that a redemption fee applies. There is no charge for written exchange requests. U.S. Bancorp Fund Services, LLC will, however, charge a $5.00 fee for each exchange transaction that is requested by telephone.

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Valuation of Portfolio Securities and Use of Fair Value Pricing

The net asset value (NAV) for one Fund share is the value of that share’s portion of all of the net assets of a Fund. In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Funds’ Board of Trustees. These methods are implemented through the Funds’ Fair Value Pricing Committee, members of which are appointed by the Board of Trustees. The Funds’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Funds invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to any non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

Other Policies

Market Timing Policies and Procedures. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

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Because the Funds may invest in foreign securities that trade primarily on markets that close prior to the time each Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of the Fund shares held by long-term shareholders than a fund investing solely in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund’s shares by virtue of their Fund share transaction, if those prices do not reflect the fair value of the foreign securities. Although each Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Funds use fair value pricing, see “Valuation of Portfolio Securities and Use of Fair Value Pricing.”

In addition, because the Academy Select Opportunities Fund may invest in micro/small/mid cap securities that often may trade in lower volumes, changes to the Fund’s holdings in response to frequent trading by certain shareholders may impact the market prices of such relatively thinly traded securities held by the Fund.

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The Funds’ service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this Prospectus and approved by the Funds’ Board of Trustees. For purposes of applying these policies, the Funds’ service providers will consider the trading history of accounts known to be under common ownership or control to the extent they believe an investor or group of investors is attempting to evade detection under the Funds’ policies and procedures by the use of multiple accounts. The Funds’ policies and procedures include:

      • The imposition of a redemption fee for all shares sold or exchanged within 60 days of purchase with respect to the Academy Core Equity Fund and 90 days of purchase with respect to the Academy Select Opportunities Fund.

     • Any shareholder that is confirmed to have initiated 4 or more exchanges or liquidating redemptions, all equal to or greater than $10,000 in value within a 90-day period will receive a warning. If subsequent activity of 4 or more exchanges or liquidating redemptions occurs within 90 days, the shareholder will not be permitted to purchase additional shares of the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders. The Funds will not knowingly accommodate frequent purchases and redemptions by Fund shareholders except for purchases and redemptions made through the Funds’ Systematic Investment/Withdrawal Plans, as described in this Prospectus.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds’ and their service providers’ access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result, frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary’s policies regarding frequent trading may differ from those of the Funds. Please contact your financial intermediary for more information.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. The Funds are required by law to reject your new account application if the required identifying information is not provided. In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity. Attempts to collect the missing information required on the application will be performed by either contacting you

14

or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at a Fund’s next determined NAV.

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However, the Funds reserve the right to close or liquidate your account at the then-current day’s price and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds (generally, 5 business days). Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase.

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Shares of the Funds have not been registered for sale outside of the United States. The Academy Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Anti-Money Laundering Program. Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Householding. In order to reduce expenses, the Funds deliver one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account. You may change your status at any time.

Distributions and Taxes

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Distributions. Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, each Fund generally pays no federal income tax on the income and gains it distributes to you. Dividends and capital gains, if any, are paid semi-annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gain distribution. We automatically reinvest all dividends and any capital gains unless you indicate otherwise. If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund's current net asset value, and to reinvest all subsequent distributions.

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Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received in the previous year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Funds will send you a corrected Form 1099-DIV to reflect reclassified information.

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Avoid “Buying A Dividend.” If you are a taxable investor and invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

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For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made

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permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

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A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

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By law, if you do not provide the Funds with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

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Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

FINANCIAL HIGHLIGHTS

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The financial highlights table is intended to help you understand each Fund’s financial performance for the past five fiscal years (or, if shorter, the period of a Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent how much an investor in each Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Financial highlights are presented for each of the Funds. The information has been audited by Tait, Weller & Baker LLP, whose report, along with each Fund’s financial statements, are included in the Funds’ Annual Report, which is available upon request.

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Academy Core Equity Fund
Financial Highlights
Year Ended
December 31, 2008

Per share operating performance
(For a share outstanding throughout the year)

Net asset value, beginning of year	$20.00

Operations:
Net investment income	0.04
Net realized and unrealized loss	(8.27)
Total from investment operations	(8.23)

Dividends and distributions to shareholders:
Dividends from net investment income	(0.04)
Total dividends and distributions	(0.04)
Change in net asset value for the year	(8.27)
Net asset value, end of year	$11.73

Total return	(41.14)%

Ratios/Supplemental Data
Net assets, end of year (000)	$2,476

Ratio of net expenses to average net assets:
Before expense limitation arrangement	9.09%
After expense limitation arrangement	2.00%

Ratio of net investment income to average net assets:
Before expense limitation arrangement	(6.72)%
After expense limitation arrangement	0.37%

Portfolio turnover rate	98.44%
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Academy Select Opportunities Fund
Financial Highlights
Year Ended
December 31, 2008

Per share operating performance
(For a share outstanding throughout the year)

Net asset value, beginning of year	$20.00

Operations:
Net investment income	0.01
Net realized and unrealized loss	(7.69)
Total from investment operations	(7.68)

Dividends and distributions to shareholders:
Dividends from net investment income	(0.01)
Dividends from tax return of capital	(0.02)
Distributions from net realized gains	(0.56)
Total dividends and distributions	(0.59)
Change in net asset value for the year	(8.27)
Net asset value, end of year	$11.73

Total return	(38.24)%

Ratios/Supplemental Data
Net assets, end of year (000)	$1,985

Ratio of net expenses to average net assets:
Before expense limitation arrangement	10.91%
After expense limitation arrangement	2.00%

Ratio of net investment income to average net assets:
Before expense limitation arrangement	(8.82)%
After expense limitation arrangement	0.09%

Portfolio turnover rate	37.75%
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ACADEMY FUNDS TRUST PRIVACY NOTICE Your Privacy Is Important to Us

     We are committed to maintaining the confidentiality, integrity and security of your personal information. When you provide personal information, we believe that you should be aware of our policies to protect the confidentiality of that information.

     We collect nonpublic personal information about you from the following sources:

  Information we receive from you on applications or other forms; and
  Information about your transactions with us or others.

     We reserve the right to disclose all of the information that we collect, as described above, to any affiliates that we may have in the future and to the following types of third parties:

  Financial service providers, such as securities broker-dealers, in connection with activities related to your account.

     We restrict access to nonpublic personal information about you to those employees with a legitimate business need for the information. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

(This page is not a part of the Prospectus)

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     INVESTMENT ADVISOR
Academy Asset Management LLC
123 South Broad Street, Suite 1630
Philadelphia, PA 19109

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ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

     DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

     LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

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ADDITIONAL INFORMATION

If you want more information about the Funds, the following documents are available free, upon request:

SHAREHOLDER REPORTS

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Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

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STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI provides more information about the Funds and is legally part of this Prospectus (i.e., it is incorporated by reference).

HOW TO OBTAIN DOCUMENTS

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You may obtain free copies of the Funds’ annual and semi-annual reports, and the SAI through the Funds’ Internet website (www.academyasset.com) or by calling 1-877-FUND890 (877-386-3890).

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You may also review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission (the “SEC”) in Washington, D.C. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090. You may obtain copies of reports and other information about the Fund for a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or for free from the EDGAR Database on the SEC’s website at www.sec.gov.

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FUND NAME	TICKER	CUSIP
Academy Core Equity Fund	ACORX	004006102
Academy Select Opportunities Fund	ASELX	004006201
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Academy Funds Trust Investment Company Act File No. 811-22135.

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     ACADEMY FUNDS TRUST
Academy Core Equity Fund
Academy Select Opportunities Fund

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Statement of Additional Information
April 30, 2009

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     615 E. Michigan St.
Milwaukee, WI 53202
1-877-386-3890
www.academyasset.com

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     This Statement of Additional Information (“SAI”) describes shares of the Academy Core Equity Fund and the Academy Select Opportunities Fund (each, a “Fund” and collectively, the “Funds”), which are series of Academy Funds Trust (the “Trust”). Currently, the Funds offer only Investor Class Shares. The Funds’ investment adviser is Academy Asset Management LLC (the “Adviser”).

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     This SAI supplements the information contained in the Funds’ current Prospectus, dated April 30, 2009, as it may be amended from time to time. This SAI should be read in conjunction with the Prospectus. This SAI is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. The audited financial statements and financial highlights of the Funds are incorporated by reference from the Trust’s annual report to shareholders. A Prospectus may be obtained by writing or calling the Funds’ distributor, Quasar Distributors, LLC (the “Distributor”), at the above address or by calling the above phone number. The Fund’s annual report to shareholders is available by request, without charge, by calling 1-877-386-3890.

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TABLE OF CONTENTS

	Page		Page
Organization and Classification	2	Capital Structure	24
Investment Restrictions and Policies	2	Purchase and Redemption of Shares	24
Investment Strategies and Risks	4	Determining Offering Price and Net Asset Value	27
Disclosure of Portfolio Holdings Information	16	Distributions and Taxes	27
Management of the Trust	17	Performance Information	37
Investment Adviser and Other Service Providers	20	Financial Statements	37
Portfolio Manager	22	Control Persons and Principal Holders of Shares	38
Trading and Brokerage	23
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ORGANIZATION AND CLASSIFICATION

     The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust on October 17, 2007. The Agreement and Declaration of Trust permits the Trust to offer separate series (“funds”) of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each Fund’s portfolio of assets is “non-diversified” as defined by the Investment Company Act of 1940, as amended (“1940 Act”).

     Each Fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses for existing shareholders, proxy solicitation materials and reports to shareholders, costs of custodial services charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objectives

     There can be no assurance that the Funds will achieve their objectives. The Funds’ investment objectives and policies, and their associated risks, are discussed below and in the Funds’ Prospectus, which should be read carefully before an investment is made. All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. Additional information about the Funds and their policies is provided below.

Fundamental Investment Restrictions

     The investment restrictions set forth below have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Funds. All other investment policies or practices of the Funds are considered by the Trust non-fundamental and, accordingly, may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of: (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the shares of a Fund.

Each Fund may not:

(1)	borrow money or issue senior securities, except as the 1940 Act, any rules or orders thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof, may permit;
(2)	underwrite the securities of other issuers, except that it may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”);
(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in

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issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;
(4)	make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests;
(5)	make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies); and
(6)	purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Non-Fundamental Investment Restrictions

     In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

(1)	Each Fund may not invest more than 15% of its respective net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.
(2)	Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

Portfolio Turnover

     The Academy Core Equity Fund is generally expected to have a portfolio turnover rate below 100%. The Academy Select Opportunities Fund is expected to have a portfolio turnover rate in excess of 100%. Portfolio trading will be undertaken principally to accomplish the Funds’ investment objectives. Each Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code (the “Code”) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Fund’s investment objective. Therefore, the Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover.

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     The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio. A turnover rate of 100% would occur, for example, if all of a Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded. The turnover rate also may be affected by cash requirements from purchases and redemptions of a Fund’s shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. For the fiscal year ended December 31, 2008, the

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portfolio turnover rate for the Academy Core Equity Fund and Academy Select Opportunities Fund was 98.44% and 37.75%, respectively.

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INVESTMENT STRATEGIES AND RISKS

The following information relates to and supplements the description of the Fund’s investment strategies and risks that are contained in the Prospectus and includes descriptions of permitted investments and investment practices as well as associated risk factors. Unless otherwise noted, the following investments are non-principal investments of the Funds.

American Depositary Receipts (ADRs). ADRs as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute

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notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

Borrowing. The Funds may borrow money, but have no current intention to do so. Each Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and the Fund will seek to repay such borrowings promptly.

As required by the 1940 Act, each Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, each Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. Each Fund is authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. Each Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. The use of leverage can amplify the effects of market volatility on a Fund’s share price and make the Fund’s returns more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Equity Securities. As part of their principal investment strategies, the Funds invest in equity securities, primarily common stocks. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value (“NAV”) of a fund to fluctuate. The Funds may purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. The Funds also may purchase equity securities traded outside of the United States on registered exchanges or over-the counter market. Equity securities are described in more detail below:

  Common Stock. As part of their principal investment strategies, the Funds invest in common stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.
  Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

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  Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

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  Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

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Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable nonconvertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

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  Micro, Small and Mid Cap Issuers. The Select Opportunities Fund may invest in micro, small and mid cap issuers. Investing in equity securities of micro, small and mid cap companies often involves greater risk than is customarily associated with investments in companies with larger capitalizations. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. As a result, the prices of the smaller companies owned by the Funds may be volatile, and the price movements of the Funds’ shares will reflect that volatility.
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Foreign Securities. As part of their principal investment strategies, the Funds may invest in foreign common stocks. Each Fund may invest in other types of foreign securities as part of their nonprincipal investment strategies. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers’ Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Fixed Income Securities. A Fund may invest in fixed-income securities. Fixed-income securities consist of bonds, notes debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed-income investments in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also generally subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund’s net asset value.

Futures and Options on Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract only by entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

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When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of a Fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Options. A Fund may purchase and write put and call options on securities, currencies or indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the

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writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Writing Put Options. Each Fund may write (that is, sell) put options to purchase underlying instruments, which for the Fund could be a security, securities index, or non-U.S. currency. When a Fund writes a put option, it assumes an obligation to purchase the underlying instrument at a set exercise price at any time selected by the purchaser of the option during the stated term of the option. (For certain non-U.S. options, including European options, the purchaser may exercise the option only at the termination date of the option.) As a registered investment company, a Fund is required to cover its obligation under the put option to avoid having the put option be treated as a “senior security” issued by the Fund, which would violate Section 18(f) of the Investment Company Act of 1940, as amended (the “1940 Act”). A Fund may cover its put option obligation, in several alternate ways, as follows:

(1) by segregating liquid assets of the Fund that are equal to the exercise price times the number of underlying instrument(s) which the put option requires the Fund to purchase (which equates to the notional amount of the put option); or

(2) through an offsetting investment position, by purchasing a put option for the same underlying instrument(s) with an exercise price that is the same or higher than the exercise price of the put option which the Fund sold (and an option termination date that is the same as or later than the option termination date of the put option the Fund sold); or

(3) through an offsetting investment position, by selling short the same underlying instrument(s) at the same or higher sale price than the exercise price of the put option the Fund sold (and a short sale date that is the same as or later than the option termination date of the put option the Fund sold) (see, however, the Note below); or

(4) by using a combination of these segregated liquid assets and/or offsetting positions to cover the Fund’s put option obligation.

Note: the short sale, itself, if it is not otherwise covered, would be treated as a prohibited “senior security,” because it is not covered by the sale of the put option. The short sale is not covered by the sale of the put option, because the put option does not give the Fund the right to obtain the underlying instrument(s), which the Fund is required to deliver to the short sale purchaser on the sale date of the short sale. Only under the right circumstances does the put option result in cover for the short sale. The current market price of the underlying instrument(s) will determine whether the put option the Fund sold will be exercised and the short sale will be covered:

(a) if the current market price of the underlying instrument(s) is equal to or more than the put option exercise price, it is likely that the put option will not be exercised and the Fund will not be able to go into the market and purchase the underlying instrument(s) to deliver on its short sale obligation at the short sale price or less, which means the short sale is not covered; but

(b) if the current market price of the underlying instrument(s) is less than the put option exercise price, it is likely that the put option will be exercised, the Fund will purchase and hold the underlying instrument(s) at the put option exercise price that is same as or less than the short sale price and can deliver the underlying instrument(s) to meet its short sale obligation at the short sale price or less. The Fund, however, will have purchased the underlying instrument(s) at a price that is more than the current market price, which means that the Fund will be covered on its put option obligation and its short sale obligation, but this will reduce or negate the value of

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its short sale position, as the Fund will have already purchased the underlying instrument(s) at a price that is more than the current market price. Without the put option, the Fund could have purchased the underlying instrument(s) at the current low market price and realized the full difference between the current low market price and the greater short sale price.

A short sale, itself, is required to be covered by

(1) segregating liquid assets of the Fund that are equal to the current market price of the underlying instrument(s) (marked to market daily) at which the Fund will have to purchase the underlying instrument(s) to deliver to the short sale purchaser on the sale date of the short sale; or

(2) owning the underlying instrument(s) (or for an index, a portfolio of stocks substantially replicating the movement of the index) (and not using them as segregated assets to cover another leveraged investment position of the Fund) to deliver to the short sale purchaser on the sale date of the short sale; or

(3) purchasing a call option on the same underlying instruments with an exercise price no higher than the price at which the underlying instrument(s) were sold short (and an option termination date that is the same as or later than the sale date of the short sale); or

(4) by using a combination of these segregated liquid assets and/or offsetting positions to cover the Fund’s short sale obligation.

Writing Call Options. Each Fund may write (that is, sell) call options on underlying instruments. When a Fund writes a call option, it assumes an obligation to sell the underlying instrument(s) at a set exercise price at any time selected by the purchaser of the option during the stated term of the option. (For certain non-U.S. options, including European options, the purchaser may exercise the option only at the termination date of the option.) As a registered investment company, a Fund is required to cover its obligation under the call option to avoid having the call option be treated as a “senior security” issued by the Fund, which would violate Section 18(f) of the 1940 Act. A Fund may cover its call option obligation, in several alternate ways, as follows:

(1) by segregating liquid assets of the Fund that are equal to the current market value of the underlying instrument(s) (marked to market daily) which the call option requires the fund to sell, but not less than the exercise price of the call option (which may not equate to the notional amount of the call option); or

(2) through an offsetting investment position, by holding the same instrument(s) (or for an index, a portfolio of stocks substantially replicating the movement of the index) underlying the call option (and not using them as segregated assets to cover another leveraged investment position of the Fund); or

(3) through an offsetting investment position, by holding a separate call option on the same underlying instrument(s) with an exercise price no higher than the exercise price of the call option sold by the fund (and an option termination date that is the same as or later than the option termination date of the call option the Fund sold); or

(4) by using a combination of these segregated liquid assets and/or offsetting positions to cover the Fund’s call option obligation.

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For Both Written Put and Written Call Options. With respect to segregating liquid assets to provide cover for written options positions, a Fund is not required to establish a segregated account to hold the liquid assets, but instead may have the Fund’s custodian, or the Fund itself, where it has self custody of the assets, merely earmark or tag the liquid assets as segregated on the books of the Fund’s custodian or the Fund, so long as the Fund treats the liquid assets as segregated for this purpose and does not use them as segregated assets to cover another leveraged investment position or otherwise encumber the assets, making them illiquid.

Using offsetting positions allows each Fund to cover written put and call options obligations with less assets than if the Fund segregates liquid assets for the full amount of the put or call option obligations.For offsetting positions for the Fund’s put option obligations, however, if the Fund purchases an offsetting put option, the Fund loses the amount of the premium paid. If instead the Fund sells the underlying instrument(s) short, the Fund risks losing the difference between the sale price and a current market price that is greater than the sale price on the sale date of the short sale, and is required to cover the short sale position with additional assets. Similarly, for offsetting positions for the Fund’s call option obligations, if the Fund purchases an offsetting call option, the Fund loses the amount of the premium paid. If instead the Fund holds the underlying instrument(s), the Fund risks losing the market opportunity for appreciation on the underlying instrument(s) if an opportunity develops to sell the underlying instrument(s) at a gain during the term of the option.

Illiquid Securities. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Funds’ Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Adviser determines the liquidity of a Fund’s investments. In determining the liquidity of the Fund’s investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

Money Market Securities. A Fund may invest in money market securities (the types of which are discussed below) for liquidity and cash management purposes or if the Adviser determines that securities meeting the Fund’s investment objective and policies are not otherwise readily available for purchase. For temporary defensive purposes during periods when the Adviser determines that conditions warrant, a Fund may increase this percentage up to 100%. For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as Standard & Poor’s or Moody’s, or determined by the Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail below.

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· U.S. Government Securities. Examples of types of U.S. government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

     § U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

     § Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

     § U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

     § U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s shares.

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· Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

· Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

                     § Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

     § Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Unless it can be traded on a secondary market, certificates of deposit with penalties for early withdrawal will be considered illiquid.

     § Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

     § Repurchase Agreements. A Fund may enter into repurchase agreements with financial institutions. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund’s net assets. The investments of each of the Funds in

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repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

Real Estate Investment Trusts (REITs). The Funds may invest in shares of REITs which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small cap companies. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs. The Funds may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended.

Securities Lending. Although the Funds have no current intention to engage in securities lending, the Funds reserve the right to lend their portfolio securities. A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). A Fund will not lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. A Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Any securities lending activity in which

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a Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Securities of Other Investment Companies. Securities of other investment companies, including shares of closed-end investment companies, exchange traded funds, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market. Federal securities laws limit the extent to which a fund can invest in securities of other investment companies. A Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

Short Sales. As part of its principal investment strategies, the Academy Select Opportunities Fund may engage in short sales. The Academy Core Equity Fund may also engage in short sales. A short sale is considered “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered (or naked) short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short position.

The Funds may engage in short sales that are either “uncovered” or “against the box.”

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DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

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     The Board has adopted a policy concerning the selective disclosure of portfolio holdings information that seeks to ensure that disclosure of information about portfolio securities is in the best interest of the Funds’ shareholders and to address the conflicts between the interests of the Funds’ shareholders and their service providers. The policy provides that neither the Funds nor their Adviser or any Trustee, member, officer or employee thereof (a “Fund Representative”) will disclose the Funds’ portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means the Funds’ actual portfolio holdings, as well as non-public information about their trading strategies or pending transactions. Under this policy, neither the Funds nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. The Fund Representative may provide portfolio holdings information to third parties if such information has been included in the Funds’ public filings with the SEC or is disclosed on the Funds’ publicly available website (www.academyasset.com). Information posted on the Funds’ website may be separately provided to any person commencing the day after it is first published on the Funds’ website.

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     Portfolio holdings information that is not filed with the SEC or posted on the Funds’ publicly available website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties (including, without limitation, individuals, institutional investors and intermediaries that sell shares of the Funds) must be approved in advance by the Trust’s chief compliance officer, who must first determine that the Funds have a legitimate business purpose for doing so. Disclosure will generally be permitted to providers of auditing, custody, proxy voting and other similar services for the Funds, as well as rating and ranking organizations.

     In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality. In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Adviser, the Funds’ independent registered public accounting firm, the Funds’ custodian, the Funds’ legal counsel, the Funds’ administrator and the Funds’ Distributor. These entities are obligated to keep such information confidential. Third party providers of custodial or accounting services to the Funds may release non-public portfolio holdings information of the Funds only with the permission of Fund Representatives who have been pre-approved by the Board to authorize disclosures.

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     The Funds currently intend to publish on the Funds’ website (www.academyasset.com) the portfolio holdings for the Funds as of the end of each calendar quarter, subject to a 30 day lag between the date of the information and the date on which the information is disclosed. In addition, the Funds will publish on their website their top 10 holdings as of the end of each calendar month no earlier than 10 days after the end of a calendar month.

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     Under the policy, Fund Representatives will supply the Board with a list of third parties who receive portfolio holdings information pursuant to any ongoing arrangement. In addition, the Board will receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter and will approve at its meetings a list of Fund Representatives who are authorized to disclose portfolio holdings information under the policy. As of the date of this SAI, only the Trust’s chief compliance officer (who is also the Adviser’s chief compliance officer) has been approved by the Board to authorize disclosure of portfolio holdings information.

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MANAGEMENT OF THE TRUST

Trustees and Officers

     The business and affairs of the Trust are managed under the direction of its Board. The Trust’s Trustees and principal officers are noted below along with their ages and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

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Number of
Portfolios in
Fund Complex
		Length		Overseen by
	Position(s) Held	of Time	Principal Occupation(s)	Trustee or	Other Directorships Held
Name, Address and Age	with the Trust	Served	During Past 5 Years	Officer	by Trustee or Officer
Interested Trustee
Stephen J. Harmelin,	Trustee	Since	Managing Partner, Dilworth	2	Board Member, The
Esq.(1)		2007	Paxson LLP (law firm),		Barnes Foundation,
123 South Broad Street			Since 1991.		The National
Suite 1630					Constitution Center,
Philadelphia, PA 19109					Atlantic Legal
Age: 69					Foundation, The
College of Physicians
of Philadelphia, and
The Kluge Estate
Winery & Vineyard;
Chairman of the
Thomas Skelton
Harrison Foundation

Independent Trustees
Oliver St. Clair Franklin	Chairman and	Since	President and CEO,	2	Board Member, Right
OBE	Trustee	2007	International House		Management (HR
123 South Broad Street			Philadelphia (programming		consulting) and
Suite 1630			and lodging for international		Dynamis Therapeutics
Philadelphia, PA 19109			students), 2003 to 2008.		(biotech research);
Age: 63					Board Member and
Chair of the
Investment Committee,
The Philadelphia
Foundation (charitable
distributions); Board of
Advisors, The Genisys
Group (software
development; BPO
outsourcing); Board of
Directors, The Greater
Philadelphia Chamber
of Commerce.
Russell R. Wagner	Trustee	Since	Sr. Vice President – Finance	2	Board Member,
123 South Broad Street		2007	and CFO, Holy Redeemer		Philadelphia Parking
Suite 1630			Health System, Since 1994.		Authority and Holy
Philadelphia, PA 19109					Redeemer Ambulatory
Age: 51					Surgery Center, LLC;
Chairman of the
Board, Liberty
Community Development Corporation.

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(1) Stephen J. Harmelin, Esq. is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

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The officers of the Trust not named above are:

Number of
Portfolios in
		Length of		Fund Complex
	Position(s) Held	Time	Principal Occupation(s)	Overseen	Other Directorships Held
Name, Address and Age	with the Trust	Served	During Past 5 Years	Officer	by Officer
David Jacovini	President and	Since	Chief Executive Officer,	2	None
123 South Broad Street	Treasurer	2007	Academy Asset
Suite 1630			Management LLC, Since
Philadelphia, PA 19109			2007; President, VLI
Age: 33			Capital Management LLC,
2006 to 2007; Derivatives
Marketer, Deutsche Bank
AG, 2002 to 2005.
Michael D. Gries	Vice President,	Since	Operations Manager, Academy	2	None
123 South Broad Street	Chief Compliance	2007	Asset Management LLC,
Suite 1630	Officer and		Since 2007; Assistant
Philadelphia, PA 19109	Secretary		Director of MBA
Age: 34			Admissions, MIT Sloan
School of Management,
2007; Equity Analyst,
theStreet.com Ratings, 2005
to 2007; Web Editor,
Lawyers Weekly, Inc., 2003
to 2005.

Share Ownership

As of December 31, 2008, the Trustees did not own shares of the Funds.

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Trustee Compensation

     The following table describes the compensation to be paid to the Trustees for their services to the Trust. Only the Trustees of the Trust who are not “interested persons” of the Trust or the Adviser, as defined by the 1940 Act (the “Independent Trustees”), receive compensation from the Funds.

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				Total
		Pension or		Compensation
		Retirement		from the
	Aggregate	Benefits Accrued	Estimated Annual	Investment
	Compensation	as Part of Fund	Benefits Upon	Companies in the
Trustee	from the Trust	Expenses	Retirement	Fund Complex
Thomas C. Power,	$6,000	None	None	$6,000
Esq.(1)
Oliver St. Clair	$6,000	None	None	$6,000
Franklin OBE
Russell R. Wagner	$6,000	None	None	$6,000
Stephen J.	None	None	None	None
Harmelin, Esq.

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(1) Mr. Power resigned from the Board effective April 10, 2009 in connection with his appointment to serve as Senior Adviser at the National Telecommunications and Information Administration Office of the U.S. Department of Commerce.

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Board Committees The Board has the following committees:

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     Audit Committee: This committee monitors accounting and financial reporting policies and practice, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Trust’s Audit Committee consists of the Independent Trustees. There was one Audit Committee meeting for the Trust held during the fiscal year ended December 31, 2008.

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     Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating Committee, c/o Academy Funds Trust, 123 South Broad Street, Suite 1630, Philadelphia, PA 19109. Shareholders should include appropriate information on the background and qualifications of any person recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the Independent Trustees. As of the date of this SAI, the committee has not yet held a meeting.

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Codes of Ethics

     The Trust and the Adviser have adopted a Code of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which governs personal securities transactions. Under the Code of Ethics, persons subject to the Code of Ethics are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the Code of Ethics. The Code of Ethics is on public file with, and is available from, the SEC.

Proxy Voting Policies

     The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegates the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and their shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s proxy voting policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

     The Adviser has adopted Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”) which require that all proxy voting decisions be made in the best interest of the Funds and that the Adviser acts in a prudent and diligent manner intended to enhance the economic value of the assets of the Funds.

     Where a proxy proposal raises a material conflict between the Adviser’s interests and the Funds’ interests, the Adviser will resolve the conflict by disclosing the conflict to the Board and by obtaining the Board’s consent to vote.

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     The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting record for the most recent 12-month period ending August 31. Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-877-386-3890 and on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

Investment Adviser

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     The Adviser, located at 123 South Broad Street, Suite 1630, Philadelphia, PA 19109, furnishes investment management services to the Funds, subject to the supervision and direction of the Board. The Adviser also provides investment management services to other investment accounts. While investment decisions for the Funds are made independently from other investment accounts, investment decisions for such other accounts may be made at the same time as investment decisions for the Funds. The Adviser pays the salaries of all Trustees, officers (including the chief compliance officer) and employees who are affiliated with both the Adviser and the Trust. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

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     The Adviser provides investment advisory services to the Trust pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) dated December 4, 2007, which was approved by each Fund’s sole shareholder on that date. Under the terms of the Advisory Agreement, the Trust employs the Adviser generally to manage the investment and reinvestment of the Funds’ assets. The Advisory Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of the Funds, and only if the terms and the renewal thereof have been approved by the vote of a majority of the Trust’s Independent Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated without penalty on 60 days’ notice by the Trust or by the Adviser. The Advisory Agreement will terminate automatically in the event of its assignment.

     As compensation for the services rendered under the Advisory Agreement, the Academy Core Equity Fund shall pay the Adviser a fee at an annual rate of 0.85 % and the Academy Select Opportunities Fund shall pay the Adviser a fee at an annual rate of 1.0%, both as a percentage of each Fund’s average daily net assets.

Distributor

     The Distributor, located at 615 E. Michigan St., Milwaukee, WI 53202, serves as the principal underwriter of the Trust’s shares under a Distribution Agreement (the “Distribution Agreement”). Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased directly by contacting the Distributor or the Trust. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and each state’s securities laws and is a member of the National Association of Securities Dealers, Inc. The Board annually reviews fees paid to the Distributor.

     The Distribution Agreement may be terminated at any time: (i) by the Board or by a vote of a majority of the outstanding voting securities of the Trust on 60 day’s written notice to the Distributor; or (ii) by the Distributor. If not so terminated, the agreement shall continue in effect from year to year only so long as such continuance is approved annually by the Board or by a vote of a majority of the outstanding voting securities of the Funds, and, in either event, by a majority of the Independent Trustees who are not interested persons of any party to the agreement. The Agreement will terminate automatically in the event of its assignment.

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Fund Administrator

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     General Information. The Administrator and Fund Accountant for the Funds is U.S. Bancorp Fund Services, LLC (the “Administrator”), which has its principal office at 615 East Michigan Street, Milwaukee, Wisconsin 53202 and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds. The Administrator performs these services pursuant to two separate agreements, a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement. For the fiscal year ended December 31, 2008, the Trust paid the Administrator $138,525 for its services.

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     Administration Agreement. Pursuant to the Fund Administration Servicing Agreement (“Administration Agreement”) with the Funds, the Administrator provides all administrative services necessary for the Funds, other than those provided by the Adviser, subject to the supervision of the Funds’ Board. The Administrator will provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of the Administrator or its affiliates.

     The Administration Agreement is terminable by the Board or the Administrator on sixty days’ written notice and may be assigned provided the non-assigning party provides prior written consent. The Administration Agreement shall remain in effect for two years from the date of its initial approval, and subject to annual approval of the Board for one-year periods thereafter. The Administration Agreement provides that in the absence of the Administrator’s refusal or willful failure to comply with the Agreement or bad faith, negligence or willful misconduct on the part of the Administrator, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

     Under the Administration Agreement, the Administrator provides all administrative services, including, without limitation: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) overseeing the performance of administrative and professional services to the Funds by others, including the Funds’ Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds’ Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, preparing the Funds’ tax returns, and preparing reports to the Funds’ shareholders and the Securities and Exchange Commission; (iv) calculation of yield and total return for the Funds; (v) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Funds (vi) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of each Fund and/or its shares under such laws; (vii) preparing notices and agendas for meetings of the Funds’ Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (viii) monitoring periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

     For the administrative services rendered to the Funds by the Administrator, the Funds pay the Administrator an asset-based fee plus certain out-of-pocket expenses.

     Accounting Agreement. The Fund Accountant, pursuant to the Fund Accounting Servicing Agreement (“Accounting Agreement”), provides the Funds with all accounting services, including, without limitation: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of each Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; and (v) maintaining certain books and

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records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds’ Custodian and Adviser.

     For the fund accounting services rendered to the Funds by the Fund Accountant, the Funds pay the Fund Accountant an asset-based fee plus certain out-of-pocket expenses, including pricing expenses.

Custodian, Transfer Agent and Dividend Agent

     U.S. Bank, N.A., Custody Operations, 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212, serves as custodian for each Fund’s cash and securities. Pursuant to a Custodian Servicing Agreement with the Funds, it is responsible for maintaining the books and records of each Fund’s portfolio securities and cash. The Custodian receives a minimum annual fee of $8,000 or 0.0040% of the average daily market value of both Funds, whichever is greater. The Custodian is also entitled to certain out-of-pocket expenses and portfolio transaction fees. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. U.S. Bancorp Fund Services, LLC, the Funds’ Administrator, also acts as the Funds’ transfer and dividend agent. U.S. Bancorp Fund Services, LLC has its principal office at 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

Independent Registered Public Accounting Firm

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     Tait, Weller & Baker LLP, located at 1818 Market St., Suite 2400, Philadelphia, PA 19103 (“Tait Weller”), has been selected as the independent registered public accounting firm for the Trust. As such, they are responsible for auditing the Trust’s annual financial statements.

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PORTFOLIO MANAGER

Other Accounts Managed

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     The following chart lists certain information about types of other accounts for which the portfolio manager is primarily responsible as of December 31, 2008.

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			Number of	Total Assets in
			Accounts with	Accounts with
	No. of	Total Assets	Performance-	Performance-
Name	Accounts	Managed	Based Fees	Based Fees
David Jacovini	5	$6,210,929	0	$0
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Description of Potential Material Conflicts of Interest

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     The portfolio manager has day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

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     The management of other accounts may result in the portfolio manager devoting unequal time and attention to the management of the Funds and/or other accounts. In approving the Advisory Agreement, the Board was satisfied that the portfolio manager would be able to devote sufficient attention to the management of the Funds and that the Adviser seeks to manage such competing interests for the time and attention of the portfolio manager.

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     With respect to securities transactions for the Funds, the Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Funds and other accounts, orders are placed at the same time. The portfolio manager uses his best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The portfolio manager generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Funds and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

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     Other than the general potential conflicts noted above, the portfolio manager is not subject to any other specific potential conflicts of interest.

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Compensation

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     The named portfolio manager receives a fixed base salary from the Adviser. The portfolio manager may also participate in benefit plans and programs available generally to all employees.

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Investments in the Funds

     Information relating to the portfolio manager’s ownership (including the ownership of his or her immediate family) in the Funds as of December 31, 2008 is set forth below.

Dollar Range of Shares Owned
Academy Core Equity Fund	$50,001 - $100,000
Academy Select Opportunities Fund	$50,001 - $100,000
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TRADING AND BROKERAGE

     The Adviser is responsible for selecting brokers and dealers to effect purchases or sales of securities for the accounts of the Funds. In selecting such brokers, the Adviser seeks best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these considerations is the Adviser’s evaluation of a broker’s: efficiency in executing and clearing transactions; block trading capability (including a broker’s willingness to position securities); familiarity with the security; and financial strength and stability. The most favorable price to the Funds means the best net price without regard to the mix between purchase or sale price and commission, if any.

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     The Adviser may also take into consideration the research, analytical, statistical and other information and services provided by the broker (such as general economic reports and information, reports or analyses of particular companies or industry groups and technical information) and the availability of the brokerage firm’s analysts for consultation in allocating the Fund’s brokerage. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreement and, to the extent these services are used, it will be on a limited basis. As permitted by the Advisory Agreement and in accordance with Section 28(e) of the 1934 Act, the Adviser may pay brokers higher brokerage commissions than might be available from other brokers if the Adviser determines in good faith that such

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amount paid is reasonable in relation to the value of the overall quality of the brokerage, research and other services provided viewed in terms of either the particular transactions or the Adviser’s overall responsibilities with respect to the accounts over which it exercises investment discretion. Other clients of the Adviser may therefore benefit from the availability of these services to the Adviser, and the Funds may benefit from services available to the Adviser as a result of similar transactions for the Adviser’s other clients. The Adviser does not make any attempt to allocate the specific costs to each account. At present, the Adviser does receive analyst reports that do come as a benefit of ongoing maintenance of various brokerage relationships. These reports, however, are not received in connection with any soft dollar program.

     During the fiscal year ended December 31, 2008, the Academy Core Equity Fund and the Academy Select Opportunities Fund paid $9,435 and $10,712, respectively, in brokerage commissions.

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CAPITAL STRUCTURE

     The Trust currently has authorized and allocated to the Funds an unlimited number of shares of beneficial interest with no par value to the Funds’ Investors Class Shares. The Trustees of the Trust may, at any time and from time to time, by resolution, authorize the establishment and division of additional shares of the Trust into an unlimited number of series and the division of any series (including the Funds) into two or more classes. When issued in accordance with the Trust’s registration statement, governing instruments and applicable law (all as may be amended from time to time), all of the Trust’s shares are fully paid and non-assessable. Shares do not have preemptive rights.

     All shares of each Fund represent an undivided proportionate interest in the assets of the Fund. Shareholders of the Trust are entitled to one vote for each full share and to a proportionate fractional vote for each fractional share standing in the shareholder’s name on the books of the Trust. However, matters affecting only one particular fund or class can be voted on only by shareholders in such fund or class. The shares of the Trust are not entitled to cumulative voting, meaning that holders of more than 50% of the Trust’s shares may elect the entire Board. All shareholders are entitled to receive dividend and/or capital gains when and as declared by the Trustees from time to time and as discussed in the Prospectus.

PURCHASE AND REDEMPTION OF SHARES

Purchasing Shares

     Shares of the Funds are sold in a continuous offering and may be purchased on any Business Day (as defined in the Prospectus) through authorized investment dealers or directly from the Funds’ Distributor. The Trust reserves the right to suspend sales of a Fund’s shares, and reject any order for the purchase of a Fund’s shares if, in the opinion of management, such rejection is in the Fund’s best interest.

     Share Certificates and Confirmations. The Funds do not issue share certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Funds to the shareholder’s address of record.

     Anti-Money Laundering Program. The Trust has established an Anti-Money Laundering Compliance Program (the “AML Program”) as required by the USA PATRIOT Act. To ensure compliance with this law, the Trust’s AML Program provides for the development of internal practices, procedures and controls; designation of anti-money laundering compliance officers; an ongoing training program; and an independent audit function to determine the effectiveness of the AML Program. Procedures to implement the AML Program include, but are not limited to, determining that the Trust’s Distributor and transfer agent have established proper anti-money laundering procedures, including to report suspicious and/or fraudulent activity and to undertake a complete and thorough review of all new

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account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

     The Funds may be required to freeze the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorist or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency.

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Plan under Rule 12b-1

     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted an Investor Class Shares Distribution and Service (12b-1) Plan (the “Plan”), which is applicable to the Funds. The Plan permits the Funds to pay for certain distribution, promotional, and related expenses involved in the marketing of Fund shares. Pursuant to the Plan, the Funds may pay the Distributor and Adviser a fee, not to exceed 0.25% of each Fund’s respective average daily net assets on an annual basis, for marketing activities (“Marketing Services”). Marketing Services include, among other things, the preparation and distribution of advertisements, sales literature and prospectuses and reports used for sales purposes, as well as compensation related to sales and marketing personnel and payments to dealers and others for marketing related services. The fee may also be used to compensate dealers and others that have entered into an agreement with the Distributor or the Adviser for Marketing Services that include attracting shareholders to a Fund’s Investor Class.

     The 12b-1 fees may also be used to pay authorized persons (the "Authorized Service Providers") who enter into agreements with the Distributor or Academy to provide services to Investor Class shareholders of a Fund. For purposes of the Plan, "service activities" shall include any personal services or account maintenance services, which may include but are not limited to: assisting beneficial shareholders with purchase, exchange and redemption requests; activities in connection with the provision of personal, continuing services to investors in each Fund; receiving, aggregating and processing purchase and redemption orders; providing and maintaining retirement plan records; communicating periodically with shareholders and answering questions and handling correspondence from shareholders about their accounts; acting as the sole shareholder of record and nominee for shareholders; maintaining account records and providing beneficial owners with account statements; processing dividend payments; issuing shareholder reports and transaction confirmations; providing sub-accounting services for Investor Class shares of a Fund held beneficially; forwarding shareholder communications to beneficial owners; receiving, tabulating and transmitting proxies executed by beneficial owners; disseminating information about a Fund; and general account administration activities. Other expenses of an Authorized Service Provider related to its "service activities," including telephone and other communications expenses, may be included in the information regarding amounts expended for such activities. An Authorized Service Provider is authorized to pay its affiliates and independent third party service providers for performing service activities consistent with the Plan.

     The Plan and the Distribution Agreement, as amended, have all been approved by the Board of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plan and the Distribution Agreement, by a vote cast in person at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement, as amended, must be approved annually by the Board in the same manner as specified above.

     Each year, the Board must determine whether continuation of the Plan is in the best interest of shareholders of the Funds’ Investor Class Shares and that there is a reasonable likelihood of the Plan providing a benefit to the Funds’ Investor Class Shares. The Plan and the Distribution Agreement may be terminated at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plan and the Distribution Agreement, or by a majority vote of the Investor

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Class Shares’ outstanding voting securities. Any amendment materially increasing the percentage payable under the Plan must likewise be approved by a majority vote of the Investor Class Shares’ outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plan or Distribution Agreement. Any other material amendment to the Plans must be approved by a majority vote of the Board, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plan or Distribution Agreements. In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plan or Distribution Agreements. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board for their review.

     For the fiscal year ended December 31, 2008, the Rule 12b-1 Plan payments from the Investor Class Shares of the Academy Core Equity Fund and the Academy Select Opportunities Fund were: $5,927 and $4,629, respectively. Such amounts were used to compensate the Distributor.

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Redeeming Shares

     Under the 1940 Act, the Funds may suspend redemption privileges or postpone the date of payment during any period: (i) when the New York Stock Exchange (“NYSE”) is closed or trading on the NYSE is restricted as determined by the SEC; (ii) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Funds to dispose of securities owned by them or fairly to determine the value of their assets; or (iii) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder’s cost, depending on the market value of a Fund’s portfolio at the time of redemption.

     Signature Guarantees. A signature guarantee of each shareholder on an account is required to redeem shares if a shareholder requests: (i) a redemption from an IRA account; (ii) redemption proceeds be sent to an address other than that on record with the Funds; or (iii) proceeds be made payable to someone other than the shareholder(s) of record.

     Signature guarantees are designed to protect both the shareholder and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC. The Funds do not accept signatures certified by a notary public as the equivalent of a signature guarantee.

     Additional Documentation. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians. The Funds’ transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Funds. The documentation may include certified corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

     Redemption In-Kind. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Funds to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund redeemed. Subject to Rule 18f-1, if the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Funds’ shares (a “redemption in-kind”). Shareholders receiving securities or other financial assets in a redemption in-kind may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund’s assets during any 90-day period and would like to

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avoid any possibility of being paid with securities in-kind, you may do so by providing the Funds with an unconditional written instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction. This will provide the Funds with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the Funds’ remaining shareholders.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for purchases and redemptions of the Funds are effected at the NAV per share next calculated after receipt of the order by the Funds, their agent or certain other authorized persons. The Funds’ NAV is computed as of the close of regular trading on a Business Day. The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

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     The NAV per share for each Fund is calculated by subtracting the Fund’s liabilities from its total assets and dividing the resulting number by the number of Fund shares outstanding. In determining each Fund’s total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds’ pricing procedures. Exchange traded options are valued using composite pricing. If no sales are reported, the options will be valued by calculating the mean between the highest bid price and lowest ask price across the exchanges where the option is traded. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Use of a pricing service has been approved by the Board. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board. The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of the foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value.

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DISTRIBUTIONS AND TAXES

Distributions of net investment income

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     Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends (other than qualified dividends received by individuals) are taxable to you as ordinary income. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. A portion of the income dividends may also be designated as interest-related or short-term capital dividends

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that will not be subject to nonresident alien withholding for most non-U.S. investors. See the section on “Non-U.S. investors” for more information on interest-related and short-term capital gain dividends.

Distributions of capital gains

     Each Fund may realize capital gains and losses on the sale of its portfolio securities. Distributions of short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund. Any net capital gains realized by a Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

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     Capital gain dividends and any net long-term capital gains you realize from the sale of Fund shares are currently subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets). For individuals in the 10% and 15% tax brackets, the rate for net long-term capital gains realized in calendar years 2008 through 2010 is further reduced from 5% to 0%. These reduced rates of taxation of capital gain dividends and net long-term capital gains are scheduled to sunset on December 31, 2010, unless extended or made permanent before that date.

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Returns of capital

     If a Fund’s distributions exceed its taxable income and realized capital gains for a taxable year, all or a portion of the distributions made in that taxable year may be characterized as a return of capital to you. A return of capital distribution generally will not be taxable, but will reduce the cost basis that you have in your Fund shares and will result in a higher capital gain or in a lower capital loss when you sell your shares. Any return of capital in excess of the basis in your Fund shares, however, will be taxable as a capital gain.

Investments in foreign securities

     The next three paragraphs describe tax considerations that are applicable to each Fund’s investments in foreign securities.

Effect of foreign withholding taxes. Each Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund’s income dividends paid to you.

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Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by the Funds. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Funds’ ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Funds’ ordinary income distributions to you, and may cause some or all of the Funds’ previously distributed income to be classified as a return of capital.

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PFIC securities. The Funds may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, each Fund intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. If a Fund is unable to identify an investment as a PFIC security and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to

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the sale) on a portion of any “excess distribution” or gain from the sale of the PFIC shares even if such income is distributed to you as a taxable dividend. Additional charges in the nature of interest may be imposed on the Fund on any deferred taxes arising from such income or gains. You should also be aware that a Fund’s designation of a foreign security as a PFIC security will cause the income dividends of any designated securities to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund.

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Information on the amount and tax character of distributions

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     Each Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. The amount of income dividends designated by the Fund, consisting of qualified dividend income (which is relevant to U.S. investors) and interest-related and short-term capital gain dividends (which are relevant to non-U.S. investors) may exceed the total amount of income dividends paid. These designations will not result in more income being reported to you, but rather will allow the Fund to make its designations in a manner that is more tax efficient to both U.S. and non-U.S. investors. If you have not owned your Fund shares for a full year, each Fund may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders, a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that may not be equal to the actual amount of such income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

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Election to be taxed as a regulated investment company

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     Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). As a regulated investment company, each Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of each Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and the shareholders of the Fund would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of such Fund’s earnings and profits.

     In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income and distribution specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

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     (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

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Excise tax distribution requirements

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Required distributions. To avoid a 4% federal excise tax, the Code requires each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

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  98% of its taxable ordinary income earned during the calendar year;
  98% of its capital gain net income earned during the twelve month period ending October 31; and
  100% of any undistributed amounts of these categories of income or gain from the prior year.

     Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

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Tax reporting for income and excise tax years. Because the periods for measuring a regulated investment company’s income are different for income tax (determined on a fiscal year basis) and excise tax years (determined as noted above), special rules are required to calculate the amount of income earned in each period, and the amount of earnings and profits needed to support that income. For example, if a Fund uses the excise tax period ending on October 31 as the measuring period for calculating and paying out capital gain net income and realizes a net capital loss between November 1 and the end of the Fund’s fiscal year, it will likely have insufficient earnings and profits for its taxable year to support its required excise tax distribution. Accordingly, the Fund is permitted to elect to treat its realized capital loss (its “post-October loss”) as occurring on the first day of its next fiscal year. Because these rules are not entirely clear, each Fund may be required to interpret the post-October loss and other rules relating to these different year-ends to determine its taxable income and capital gains. Each Fund’s reporting of income and its allocation between different taxable and excise tax years may be challenged by the Internal Revenue Service (IRS), possibly resulting in adjustments in the income reported by each Fund on its tax returns and/or by the Fund to you on your year-end tax statements.

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Sales of Fund shares

     Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares or exchange them for shares of another fund, the IRS requires you to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, depending on how long you owned your shares.

Sales at a loss within six months of purchase. Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

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Wash sales. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within

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30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.

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Cost Basis Reporting. Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Fund’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in a Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in a Fund on or after January 1, 2012.

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Tax certification and backup withholding

     Tax laws require that you certify your tax information when you become an investor in the Funds. For U.S. residents and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Funds must withhold a portion of your taxable distributions and sales proceeds unless you:

  provide your correct Social Security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).

Each Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Non-U.S. investors have special U.S. tax certification requirements. See the section below entitled “Tax certification and backup withholding as applied to non-U. S. investors.”

U. S. government securities
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     The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae and Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

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Qualified dividends

     For individual shareholders, a portion of the dividends paid by each Fund may be qualified dividend income eligible for taxation at the 15% long-term capital gain rate (5% for individuals in the 10% and 15% federal rate brackets).

Dividends earned on the following income sources will qualify for this treatment:

dividends paid by domestic corporations, and
dividends paid by qualified foreign corporations, including:
-	corporations incorporated in a possession of the U.S.,
-	corporations eligible for benefits of a comprehensive income tax treaty with the United States that the Treasury Department determines is satisfactory (including an exchange of information program), and

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          - corporations whose stock is readily tradable on an established securities market in the United States.

For individuals in the 10% and 15% tax brackets, the rate for qualified dividends received in calendar years 2008 through 2010 is further reduced from 5% to 0%.

     Dividends from corporations exempt from tax, passive foreign investment companies (PFICs), and dividends paid from interest earned by the Funds on debt securities generally will not qualify for this favorable tax treatment.

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     Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

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     While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, each Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.


     This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by a Fund with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

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Dividends-received deduction for corporations

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     For corporate shareholders, a portion of the dividends paid by each Fund may qualify for the dividends-received deduction. This deduction generally is available to corporations for dividends paid by a Fund out of income earned on its investments in domestic corporations and certain qualified foreign corporations. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation.

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     Because the income of each Fund generally is derived from investments in domestic securities, it is anticipated that a portion of the dividends paid by the Funds will qualify for this deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be

32

required to pay. All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.

     The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in complex securities

     Each Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments. This, in turn, could affect the amount, timing and/or tax character of income distributed to you. For example,

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Derivatives. Each Fund is permitted to invest in certain derivative contracts, including options, futures, forwards or foreign currency contracts. If it makes these investments, it could be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, each Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts) and to realize and distribute any resulting income and gains.

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Each Fund is also permitted to invest in derivative contracts that are tied to commodities or commodity indices. The IRS has recently ruled that income from these contracts is not qualifying income under the Code. To the extent that each Fund does invest in these securities, it will only do so to the extent that such an investment will not disqualify the Fund as a regulated investment company.

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Short Sales. A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.

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Securities lending transactions. A Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income, and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

Tax straddles. A Fund’s investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause the Fund to hold offsetting positions in securities. If the Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities in a spread, collar, straddle or similar type of transaction, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.


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


Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

Excess inclusion income of certain tax-exempt shareholders from an investment by the Fund in REITs and REMIC residual interests. The Funds may invest in U.S.-REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Fund’s income from a U.S.-REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. While the Funds do not intend to invest in U.S.-REITs, a substantial portion of the assets of which generates excess inclusion income, there can be no assurance that a Fund will not allocate to shareholders excess inclusion income.

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

The rules concerning excess inclusion income are complex and unduly burdensome in their current form, and the Funds are awaiting further guidance from the IRS on how these rules are to be implemented. Shareholders should talk to their tax advisors about whether an investment in a Fund is a suitable investment given the potential tax consequences of the Fund’s receipt and distribution of excess inclusion income.

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

Investments in securities of uncertain tax character. Each Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

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Non-U.S. investors

     Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of appropriate forms to certify their foreign status and to claim any applicable treaty benefits to which they are entitled.

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

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by a Fund from its net long-term capital gains, and with respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain distributions and short-term capital gain dividends. In general, (i) a capital gain dividend designated by a Fund and paid from its net long-term capital gains, or (ii) with respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), a short-term capital gain dividend designated by a Fund and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. With respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), dividends designated by a Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

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Limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for a Fund to designate, and each Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Other income dividends and effectively connected income. Income dividends paid by the Funds to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax at a 30% or lower treaty rate. If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

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U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s


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

estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

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Tax certification and backup withholding as applied to non-U.S. investors. Non-U.S. investors have special U.S. tax certification requirements to avoid backup withholding (at a rate of 28%), and if applicable, to obtain the benefit of any income tax treaty between the non-U.S. investor’s country of residence and the United States. To claim these tax benefits, the non-U.S. investor must provide a properly completed Form W-8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. However, non-U.S. investors must advise the Funds of any changes of circumstances that would render the information given on the form incorrect, and must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification.

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Investment in U.S. real property. A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. Real Estate Investment Trusts (U.S.-REIT). The sale of a U.S. real property interest (USRPI) by a Fund or by a U.S. REIT or U.S. real property holding corporation in which a Fund invests may trigger special tax consequences to a Fund’s non-U.S. shareholders

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S. REIT or U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

  The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S.-REIT if, in general, more than 50% of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations, and
  You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.


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

  If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.
  In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends with respect to a Fund’s taxable years beginning before January 1, 2010 (sunset date), except that after such sunset date, Fund distributions from a U.S.-REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

Effect of future legislation; local tax considerations

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

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     This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax adviser regarding your particular circumstances before making an investment in a Fund.

PERFORMANCE INFORMATION

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     To obtain the Funds’ most current performance information, please call 1-877-386-3890 or visit the Funds’ website at www.academyasset.com.

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     From time to time, the Funds’ performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Funds’ past performance and should not be considered as representative of future results. The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

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FINANCIAL STATEMENTS




     Tait Weller audits the Trust’s annual financial statements. The audited financial statements and financial highlights of the Funds for the fiscal period ended December 31, 2008, as set forth in the Trust’s annual report to shareholders, including the report of Tait Weller, are incorporated by reference into this


37


SAI. A shareholder may obtain a copy of the annual report, upon request and without charge, by calling 1-877-386-3890.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES



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Control persons are persons deemed to control a Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of a Fund’s outstanding equity securities. As of April 1, 2009, the Funds were aware that the following persons or entities owned a controlling interest or owned of record 5% or more of the outstanding shares of each of the Funds:


	ACADEMY CORE EQUITY FUND

IRA, FBO Dominic Chila		17.05%
Philadelphia, PA
IRA, FBO Joseph Jacovini		37.57%
Philadelphia, PA
IRA, FBO Charles Arnao		17.04%
Philadelphia, PA

	ACADEMY SELECT OPPORTUNITIES FUND

IRA, FBO Dominic Chila		26.65%
Philadelphia, PA
IRA, FBO Joseph Jacovini		29.27%
Philadelphia, PA
IRA, FBO Charles Arnao		10.65%
Philadelphia, PA

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


As of April 1, 2009, the Board of Trustees and officers as a group owned 3.07% and 3.71% of the outstanding shares of the Academy Core Equity Fund and the Academy Select Opportunities Fund, respectively.

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ACADEMY FUNDS TRUST

PART C OTHER INFORMATION

ITEM 23. EXHIBITS

(a)	Articles of Incorporation.

(1) Registrant’s Agreement and Declaration of Trust, dated as of
October 17, 2007, is incorporated herein by reference to the
Registrant’s initial Registrant Statement on Form N-1A filed with the SEC via EDGAR on October 19, 2007 (the “Initial Registrant
Statement”).

(2) Registrant’s Certificate of Trust, as filed with the State of
Delaware on October 17, 2007, is incorporated herein by reference to the Registrant’s Initial Registrant Statement.

(b)	By-Laws.

(1) Registrant’s By-laws, dated as of October 17, 2007, are
incorporated herein by reference to the Registrant’s Initial
Registrant Statement.

(c)	Instruments Defining Rights of Security Holders.

Agreement and Declaration of Trust. Article III, “Shares,” and Article V,
“Shareholders’ Voting Powers and Meetings,” of the Registrant’s
Agreement and Declaration of Trust are incorporated herein by reference to the Registrant’s Initial Registrant Statement.

By-Laws. Article II, “Meetings of Shareholders,” and Article VII,
“General Matters,” of the Registrant’s By-laws are incorporated herein by reference to the Registrant’s Initial Registrant Statement.

(d)	Investment Advisory Contracts.

(1) Investment Advisory Agreement between the Registrant and
Academy Asset Management, LLC, is incorporated herein by
reference to Pre-Effective Amendment No. 1 to the Registrant’s
Registration Statement on Form N-1A filed with the SEC via
EDGAR on December 27, 2007 (the “Pre-Effective Amendment”).

(2) Expense Limitation Letter Agreement, is incorporated herein by reference to the Registrant’s Pre-Effective Amendment.

(e)	Underwriting Contracts.
Distribution Agreement between the Registrant and Quasar Distributors,
LLC, is electronically filed herewith as Exhibit No. 99.e.
(f)	Bonus or Profit Sharing Contracts.
Not Applicable.
(g)	Custodian Agreements.
Custody Agreement between the Registrant and U.S. Bank, N.A. is electronically filed herewith as Exhibit No. 99.g.
(h)	Other Material Contracts.
(1) Fund Accounting Servicing Agreement between the Registrant and
U.S. Bancorp Fund Services, LLC, is electronically filed herewith as Exhibit No. 99.h.1.
(2) Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, is electronically filed herewith as Exhibit No. 99.h.2.
(3) Transfer Agent Servicing Agreement between the Registrant and
U.S. Bancorp Fund Services, LLC, is electronically filed herewith as Exhibit No. 99.h.3.
(i)	Legal Opinion.
(1) Legal Opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Registrant, is incorporated herein by reference to the
Registrant’s Pre-Effective Amendment.
(j)	Other Opinions.
(1) Consent of Stradley Ronon Stevens & Young, LLP for the
Registrant is electronically filed herewith as Exhibit No. 99.j.1.
(2) Consent of Independent Registered Public Accounting Firm for the
Registrant is electronically filed herewith as Exhibit No. 99.j.2.
(k)	Omitted Financial Statements.
Not Applicable.
(l)	Initial Capital Agreements.

Letter of Understanding Relating to Initial Capital is incorporated herein by reference to the Registrant’s Pre-Effective Amendment.
(m) Rule 12b-1 Plan.
Registrant’s Rule 12b-1 Plan is incorporated herein by reference to the Registrant’s Pre-Effective Amendment.
(n) Rule 18f-3 Plan.
Not applicable.
(p) Code of Ethics. Joint Code of Ethics of Registrant and Adviser is electronically filed herewith as Exhibit No. 99.p.
ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
THE REGISTRANT
None.
ITEM 25.	INDEMNIFICATION

     Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

     Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

     (a) Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Agreement and Declaration of Trust dated October 17, 2007, as filed herewith;

     (b) Investment Advisory Agreement between the Registrant and Academy Asset Management, LLC, as provided for in Section 7 of the Agreement, which is incorporated herein by reference to the Registrant’s Pre-Effective Amendment;

     (c) Distribution Agreement between the Registrant and Quasar Distributors, LLC, as provided for in Section 7 of the Agreement, as filed herewith;

     (d) Custody Agreement, as provided for in Article X, Section 10.1 of the Agreement, as filed herewith;

     (e) Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 9 of the Agreement, as filed herewith;

     (f) Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 5 of the Agreement, as filed herewith; and

      (g) Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 7 of the Agreement, as filed herewith.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT
MANAGER

     Academy Asset Management, LLC, a Delaware limited liability company, is a federally registered investment adviser. Academy Asset Management, LLC, is primarily engaged in providing investment management services. Additional information regarding Academy Asset Management, LLC, and information as to the officers and directors of Academy Asset Management, LLC, is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-68475) and is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

(a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Registrant's principal underwriter, will also act as principal underwriter for the following other investment companies:

Advisors Series Trust
AIP Alternative Strategies Funds
Allied Asset Advisors Funds
Alpine Equity Trust
Alpine Income Trust
Alpine Series Trust
Artio Global Equity Fund, Inc.
Artio Global Investment Funds
Brandes Investment Trust
Brandywine Blue Fund, Inc.
Brazos Mutual Funds
Bridges Investment Fund, Inc.
Buffalo Funds
Country Mutual Funds Trust
Cullen Funds Trust
Empiric Funds, Inc.
First American Funds, Inc.
First American Investment Funds, Inc.
First American Strategy Funds, Inc.
Fort Pitt Capital Funds
Glenmede Fund, Inc.
Glenmede Portfolios

Greenspring Fund, Inc.
Guinness Atkinson Funds
Harding Loevner Funds, Inc.
Hennessy Funds Trust
Hennessy Funds, Inc.
Hennessy Mutual Funds, Inc.
Hotchkis & Wiley Funds
Intrepid Capital Management Funds Trust
Jacob Internet Fund, Inc.
Jensen Portfolio, Inc.
Kensington Funds
Keystone Mutual Funds
Kiewit Investment Fund, LLLP
Kirr Marbach Partners Funds, Inc.
LKCM Funds
Masters' Select Funds Trust
Matrix Advisors Value Fund, Inc.
Monetta Fund, Inc.
Monetta Trust
MP63 Fund, Inc.
Nicholas Family of Funds, Inc.
Permanent Portfolio Family of Funds, Inc.
Perritt Funds, Inc.
Perritt Microcap Opportunities Fund, Inc.
Primecap Odyssey Funds
Professionally Managed Portfolios
Prospector Funds, Inc.
Purisima Funds
Quaker Investment Trust
Rainier Investment Management Mutual Funds
Rockland Funds Trust
Thompson Plumb Funds, Inc.
TIFF Investment Program, Inc.
Trust for Professional Managers
Underlying Funds Trust
USA Mutuals Funds
Wexford Trust
Wisconsin Capital Funds, Inc.
WY Funds

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal	Position and Offices with Quasar	Positions and Offices with
Business Address	Distributors, LLC	Registrant
James R. Schoenike	President, Board Member	None
Joe D. Redwine	Board Member	None
Robert Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Susan L. LaFond	Treasurer	None
Andrew Strnad	Secretary	None
Teresa Cowan	Assistant Secretary	None

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202 or 777 East Wisconsin Avenue, Milwaukee, WI 53202

(c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) [15 U.S.C. 80a-3-(a)] and rules under that section, are maintained by U.S. Bank Fund Services, LLC and U.S. Bank, N.A., with the exception of those maintained by the Registrant's investment adviser, Academy Asset Asset Management, LLC, 123 South Broad Street, Suite 1630, Philadelphia, PA 19109.

U.S. Bank Fund Services, LLC and U.S. Bank, N.A. provide general administrative, accounting, portfolio valuation, and custodian services, respectively, to the Registrant, including the coordination and monitoring of any third-party service providers and maintain all such records relating to these services.

ITEM 29. MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania, on the 30th day of April, 2009.

ACADEMY FUNDS TRUST

By: /s/David Jacovini David Jacovini President

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

* __________________	Trustee	April 30, 2009
Stephen J. Harmelin

* ___________________	Trustee	April 30, 2009
Oliver St. Clair Franklin	and Chairman

* _______________	Trustee	April 30, 2009
Russell R. Wagner

/s/David Jacovini	President and Treasurer	April 30, 2009
David Jacovini

* By: /s/David Jacovini
David Jacovini
As Attorney-in-Fact for
Each of the persons indicated
(pursuant to powers of attorney)

EXHIBITS INDEX

EXHIBITS	EXHIBIT NO.
Distribution Agreement	EX-99.e
Custody Agreement	EX-99.g
Fund Accounting Servicing Agreement	EX-99.h.1
Fund Administration Servicing Agreement	EX-99.h.2
Transfer Agent Servicing Agreement	EX-99.h.3
Consent of Stradley Ronon Stevens & Young, LLP	EX-99.j.1
Consent of Independent Registered Public Accounting Firm	EX-99.j.2
Joint Code of Ethics of Academy Funds Trust and Academy Asset
Management, LLC	EX-99.p